SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - Warrants [member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.21%	3.84%
Expected volatility	119.47%	113.78%
Expected life		4 years 9 months 18 days
Expected dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life	4 years 7 months 6 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life	4 years 10 months 28 days